Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2012
Business Acquisition [Line Items]
Goodwill	$ 463,324	$ 357,523	$ 315,441
Cash consideration	124,301	93,553	72,508
Contingent consideration		3,245
PriceSpective LLC
Business Acquisition [Line Items]
Property, plant and equipment				256
Goodwill				42,247 [1]
Cash and cash equivalents				2,311
Accounts receivable				2,662
Unbilled revenue				1,140
Other current assets				236
Current liabilities				(7,788)
Liability arising from contingent consideration arrangement				(15,000)
Net assets acquired				37,098
Cash consideration				37,199
Working capital adjustment				(101)
Contingent consideration				15,000
Amount of total consideration				52,098
Liabilities included in preliminary purchase price allocation re contingent consideration				(15,000)
Net assets acquired/Net purchase consideration				37,098
PriceSpective LLC | Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset				10,237
PriceSpective LLC | Order Backlog
Business Acquisition [Line Items]
Intangible asset				405
PriceSpective LLC | Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset				$ 392

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.